Significant Accounting Policies (Property And Equipment Annual Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2012
Computer, Peripheral Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Main annual rate of depreciation on property and equipment	33.00%
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Main annual rate of depreciation on property and equipment	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation period of property and equipment	Over the shorter of the term of the lease or the useful life of the asset
Minimum [Member] | Computer, Peripheral Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	15.00%
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	6.00%
Maximum [Member] | Computer, Peripheral Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	33.00%
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	20.00%